Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Long-Term Debt
Debt	$ 632,446	$ 577,987	$ 529,013
Less: Current portion	(9,708)	(11,342)	(7,538)
Long-term debt	622,738	566,645	521,475
ABL Facility
Long-Term Debt
Debt	68,733	24,314
Notes due 2018
Long-Term Debt
Debt	250,000	250,000	250,000
Secured Notes due 2018
Long-Term Debt
Debt	289,387	276,925
Land, equipment and other obligations
Long-Term Debt
Debt	17,071	19,005	23,016
Obligations under capital leases
Long-Term Debt
Debt	$ 7,255	$ 7,743	$ 10,501